Basis of Preparation (Details) € / shares in Units, $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2022 EUR (€) € / shares shares	Jan. 31, 2022 USD ($) shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jan. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2018 EUR (€)
Disclosure of changes in accounting estimates [line items]
Percentage of estimated variable transaction price			82.00%
Profit/(loss)			€ (46,852,000)	€ (21,378,000)	€ (20,855,000)
Loss of operations			(46,028,000)	(19,703,000)	(18,684,000)
Loss of operations resulting in operating cash outflow			(21,739,000)	8,462,000	(7,775,000)
Repayment of trade payables			20,484,000	(23,996,000)	(3,125,000)
Accumulated deficit			109,295,000	62,888,000
Equity			27,503,000	65,777,000	58,922,000		€ 26,524,000
Cash and cash equivalents			17,818,000	48,156,000	41,095,000		€ 9,222,000
Short term debt obligation			3,800,000
Financial covenants			0
Nominal amount			22,812,000	24,098,000
Borrowings drawdowns			1,772,000	€ 438,000	€ 721,000
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs			€ 22,000,000
Entering into debt financing agreement | Loan facility
Disclosure of changes in accounting estimates [line items]
Nominal amount	€ 40,200,000					$ 45.0
Borrowings, Revenue achievement threshold	€ 44,700,000
Interest rate	7.93%					7.93%
Entering into debt financing agreement | Loan facility | Floor rate
Disclosure of changes in accounting estimates [line items]
Adjustment to interest rate	0.07%					0.07%
Entering into debt financing agreement | Loan facility first tranche
Disclosure of changes in accounting estimates [line items]
Borrowings drawdowns	€ 22,300,000	$ 25.0
Borrowings covenant, Minimum required revenue	30,000,000.0
Entering into debt financing agreement | Loan facility second tranche
Disclosure of changes in accounting estimates [line items]
Borrowings available, Subject to achievement of product revenue	17,900,000					$ 20.0
Borrowings, Revenue achievement threshold	44,700,000	$ 50.0
Borrowings covenant, Minimum required revenue	40,000,000.0
Major ordinary share transactions
Disclosure of changes in accounting estimates [line items]
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs	€ 15,000,000.0
Shares issued during period | shares	4,479,088	4,479,088
Share price | (per share)	€ 3.35					$ 3.73
Class of warrant or right, Number of securities called by warrants or rights | shares	1,343,727					1,343,727
Class of warrant or right, Exercise price of warrants or rights | $ / shares						$ 7.72
Group
Disclosure of changes in accounting estimates [line items]
Estimated rate of implicit price concessions			18.00%